PGIM Jennison MLP Fund
Schedule of Investments as of February 29, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 107.8%
Common Stocks 46.7%
Oil & Gas Equipment & Services 0.9%
Kodiak Gas Services, Inc.	189,611	$4,835,081
Oil & Gas Refining & Marketing 2.1%
Marathon Petroleum Corp.	32,936	5,573,759
Valero Energy Corp.	40,320	5,703,667
		11,277,426
Oil & Gas Storage & Transportation 43.7%
Antero Midstream Corp.	463,280	6,207,952
Cheniere Energy, Inc.	204,336	31,712,947
DT Midstream, Inc.	100,082	5,767,725
EnLink Midstream LLC, UTS*	1,619,734	19,971,320
Equitrans Midstream Corp.	2,213,243	23,659,568
Keyera Corp. (Canada)	353,114	8,687,674
Kinetik Holdings, Inc.	287,462	10,153,158
ONEOK, Inc.	493,864	37,099,064
Pembina Pipeline Corp. (Canada)	415,211	14,453,495
Targa Resources Corp.	494,205	48,550,699
Williams Cos., Inc. (The)	727,851	26,158,965
		232,422,567

Total Common Stocks (cost $177,515,918)		248,535,074
Master Limited Partnerships 61.1%
Oil & Gas Equipment & Services 0.9%
USA Compression Partners LP	179,032	4,470,429
Oil & Gas Refining & Marketing 3.8%
Sunoco LP	327,319	20,090,840
Oil & Gas Storage & Transportation 56.4%
Energy Transfer LP	4,516,402	66,120,125
Enterprise Products Partners LP	1,622,355	44,533,645
Genesis Energy LP	466,399	5,372,917
Hess Midstream LP (Class A Stock)	446,832	15,232,503
MPLX LP	1,299,501	49,952,818
NuStar Energy LP	454,842	10,743,368
Plains All American Pipeline LP	383,778	6,301,635

PGIM Jennison MLP Fund
Schedule of Investments as of February 29, 2024 (unaudited) (continued)
Description	Shares	Value
Master Limited Partnerships (Continued)
Oil & Gas Storage & Transportation (cont’d.)
Plains GP Holdings LP (Class A Stock)*	2,780,223	$47,819,836
Western Midstream Partners LP	1,617,752	54,113,804
		300,190,651

Total Master Limited Partnerships (cost $223,668,204)		324,751,920

Total Long-Term Investments (cost $401,184,122)		573,286,994

Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $3,270,369)(wb)	3,270,369	3,270,369

TOTAL INVESTMENTS 108.4% (cost $404,454,491)		576,557,363
Liabilities in excess of other assets (8.4)%		(44,439,567)

Net Assets 100.0%		$532,117,796

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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